Shareholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Summary of Warrant Activity

The following is a summary of warrant activity for the three and six months ended June 30, 2016:

	Number of		Weighted
	Shares Issuable	Weighted Avg.	Remaining
	Under Warrants	Exercise Price	Life (Years)
Balance, December 31, 2015	1,723,674	$10.95	3.98
Issued	319,392	5.58
Exercised	(133,148)	4.94
Balance, March 31, 2016	1,909,918	10.35	3.88
Issued	613,380	5.52
Exercised	(63,345)	4.94
Balance, June 30, 2016	2,459,953	9.30	3.94

The following is a summary of warrant activity for 2015 and 2014:

	Number of		Weighted
	Shares Issuable	Weighted Avg.	Remaining
	Under Warrants	Exercise Price	Life (Years)
Balance, December 31, 2013	27,217	$50.25
Issued	566,363	30.73
Balance, December 31, 2014	593,580	30.88	4.57
Issued	1,320,009	5.93
Exercised	(189,915)	6.59
Balance, December 31, 2015	1,723,674	$10.98	3.98

Summary of Assumptions used to Determine Fair Value of Warrants

The fair value of the warrants granted was determined using the Black-Scholes option pricing model and the following assumptions for the three and six months ended June 30, 2016 and 2015:

	Three Months Ended		Six Months Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Expected term	2.5 Years	2.5 Years	2.5 Years	2.5 Years
Expected dividend	0%	0%	0%	0%
Volatility	76% to 83%	31% to 32%	65% to 83%	27%
Risk-free interest rate	0.84% to 1.08%	1.00% to 1.07%	0.81% to 1.31%	0.85% to 1.37%

The fair value of the warrants was determined using the Black-Scholes option pricing model and the following assumptions for the years ended December 31, 2015 and 2014:

Year Ended
	December 31, 2015	December 31, 2014
Expected term	1 to 5 Years	1.5 to 2.5 Years
Expected dividend	0%	0%
Volatility	27% to 96%	26% to 29%
Risk-free interest rate	0.25% to 1.37%	0.22% to 1.1%